UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06040

Nuveen Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Municipal Bonds – 151.1% (99.5% of Total Investments)

	Alabama – 0.7% (0.5% of Total Investments)
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
$ 1,720	5.000%, 1/01/36 (Pre-refunded 1/01/16) – RAAI Insured	1/16 at 100.00	N/R (4)	$ 1,936,617
2,215	5.000%, 1/01/41 (Pre-refunded 1/01/16) – RAAI Insured	1/16 at 100.00	N/R (4)	2,493,957
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
215	5.000%, 1/01/36 – RAAI Insured	1/16 at 100.00	N/R	221,005
270	5.000%, 1/01/41 – RAAI Insured	1/16 at 100.00	N/R	276,496
4,420	Total Alabama			4,928,075
	Alaska – 3.4% (2.2% of Total Investments)
7,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%,	6/15 at 100.00	AA+	7,303,800
	12/01/30 – NPFG Insured
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,202,659
1,275	5.250%, 12/01/41 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,361,330
2,375	Alaska Student Loan Corporation, Senior Lien Student Loan Revenue Bonds, Series 2005A, 5.000%,	No Opt. Call	AAA	2,412,786
	6/01/13 (Alternative Minimum Tax)
13,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	11,511,886
	Series 2006A, 5.000%, 6/01/46
24,800	Total Alaska			23,792,461
	California – 26.0% (17.1% of Total Investments)
3,450	Antelope Valley Union High School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa3	1,678,356
	Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Series 2009F-1:
2,500	5.125%, 4/01/39	4/19 at 100.00	AA	2,857,425
2,500	5.625%, 4/01/44	4/19 at 100.00	AA	2,905,800
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa1	3,694,160
	Bonds, Series 2009, 0.000%, 8/01/33
7,845	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	BB–	7,606,041
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
5,000	California Department of Water Resources, Central Valley Project Water System Revenue Bonds,	12/18 at 100.00	AAA	5,894,850
	Series 2009-AF, 5.000%, 12/01/29
2,730	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/13 at 100.00	AAA	2,771,087
	Series 2003Y, 5.000%, 12/01/25 – FGIC Insured
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount	No Opt. Call	A2	365,054
	University, Series 2001A, 0.000%, 10/01/39 – NPFG Insured
4,295	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A (4)	4,312,051
	Health System/West, Series 2003A, 5.000%, 3/01/33 (Pre-refunded 3/01/13)
	California State, General Obligation Bonds, Various Purpose Series 2010:
7,000	5.250%, 3/01/30	3/20 at 100.00	A1	8,289,750
4,250	5.250%, 11/01/40	11/20 at 100.00	A1	4,930,595
25,000	California State, Various Purpose General Obligation Bonds, Series 2005, 4.750%, 3/01/35 –	3/16 at 100.00	A1	26,824,250
	NPFG Insured (UB)
9,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	9,589,140
	Series 2006, 5.250%, 3/01/45
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,749,284
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement	No Opt. Call	AA	5,081,284
	Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
8,365	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 52.66	Aa1	4,377,990
	Series 2003B, 0.000%, 8/01/26 – FGIC Insured
5,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	Aaa	5,080,450
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	2,182,145
3,485	5.000%, 6/01/45	6/15 at 100.00	A2	3,629,209
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,910	4.500%, 6/01/27	6/17 at 100.00	B	2,756,498
1,000	5.125%, 6/01/47	6/17 at 100.00	B	862,930
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	1,044,725
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1,	No Opt. Call	N/R	739,995
	Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second	4/13 at 100.00	N/R (4)	491,828
	Series 1993, 4.750%, 10/15/20 (ETM)
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series	4/13 at 100.00	N/R (4)	999,239
	1994, 5.375%, 2/15/34 (ETM)
2,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA–	2,769,250
	2005A-2, 5.000%, 7/01/22 – AGM Insured
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	3,056,108
	2009B, 6.500%, 11/01/39
14,000	New Haven Unified School District, California, General Obligation Bonds, Refunding Series	No Opt. Call	AA–	5,169,500
	2009, 0.000%, 8/01/34 – AGC Insured
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA–	1,216,200
	Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/25 – FGIC Insured
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	Aa2	500,830
	Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	5,549,600
	6.000%, 11/01/30
	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A:
2,000	0.000%, 8/01/24 – NPFG Insured	No Opt. Call	A+	1,286,600
4,795	5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	A+	5,294,064
2,500	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	A	2,588,025
	5.000%, 6/01/30 – FGIC Insured
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA+ (4)	3,536,782
	5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
5,000	5.650%, 1/15/17 – NPFG Insured	1/14 at 102.00	BBB	5,013,450
26,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	BBB	7,984,860
5,000	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa1	2,299,150
	Obligation Bonds, Series 2005A, 0.000%, 9/01/28 – NPFG Insured
7,345	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Series	8/16 at 102.00	AA–	8,032,859
	2006A, 5.000%, 8/01/27 – AGM Insured
4,825	Santa Monica Community College District, Los Angeles County, California, General Obligation	8/15 at 61.27	Aa1	2,814,230
	Bonds, Series 2005C, 0.000%, 8/01/25 – NPFG Insured
3,000	University of California, General Revenue Bonds, Series 2005F, 4.750%, 5/15/25 – AGM Insured	5/13 at 101.00	Aa1	3,060,210
10,000	University of California, Limited Project Revenue Bonds, Series 2005B, 4.750%, 5/15/38	5/15 at 100.00	Aa2 (4)	10,259,500
	(Pre-refunded 5/15/15)
2,550	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series	8/13 at 100.00	Aa2 (4)	2,608,166
	2004B, 5.000%, 8/01/28 (Pre-refunded 8/01/13) – FGIC Insured
228,080	Total California			183,753,520
	Colorado – 7.9% (5.2% of Total Investments)
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,105,365
	SYNCORA GTY Insured
11,200	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth	1/20 at 100.00	AA	12,263,440
	Health Services Corporation, Series 2010A, 5.000%, 1/01/40
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center,	9/17 at 100.00	BBB+	3,380,358
	Series 2007, 5.125%, 9/15/29
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	BBB	4,414,834
9,850	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB	4,477,121
15,960	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB	6,018,037
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	BBB	1,855,160
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	BBB	5,007,849
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	BBB	2,209,500
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	BBB	2,846,200
10,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	12,147,400
	Activity Bonds, Series 2010, 6.500%, 1/15/30
90,895	Total Colorado			55,725,264
	District of Columbia – 1.4% (0.9% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	10,197,500
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 5.5% (3.6% of Total Investments)
1,650	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital	No Opt. Call	A2	1,803,368
	and Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured
2,080	Brevard County School Board, Florida, Certificates of Participation, Series 2007C, 5.000%,	7/17 at 100.00	Aa3	2,405,978
	7/01/21 – AMBAC Insured
5,300	Broward County, Florida, General Obligation Bonds, Series 2004, 5.000%, 1/01/20	1/14 at 100.00	Aaa	5,531,610
	(Pre-refunded 1/01/14)
3,675	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008, Trust	1/17 at 100.00	AA+	3,921,813
	1191, 8.843%, 1/01/27 (Alternative Minimum Tax) (IF)
5,650	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	A1 (4)	5,831,139
	10/01/27 (Pre-refunded 10/01/13) – NPFG Insured
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	2,854,200
	2010A-1, 5.375%, 10/01/41
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	3,456,450
	5.000%, 10/01/26
2,410	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	Aa2	2,547,033
	11/01/30 – NPFG Insured
2,425	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	6/15 at 100.00	Aa3	2,616,866
	2005B, 5.000%, 6/01/22 – NPFG Insured
4,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Cent Contract	11/17 at 100.00	AA–	4,340,680
	Payments, Series 2008A, 5.250%, 11/01/23 – AGC Insured
3,500	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	3,828,195
	Obligation Group, Series 2007, 5.000%, 8/15/37
36,190	Total Florida			39,137,332
	Georgia – 1.5% (1.0% of Total Investments)
10,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/41 at 100.00	AA–	10,923,500
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45
	Illinois – 15.8% (10.4% of Total Investments)
4,595	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/32 –	No Opt. Call	Aa3	1,970,979
	FGIC Insured
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	12/21 at 100.00	A+	1,604,123
	Revenues Series 2011A, 5.000%, 12/01/41
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
4,600	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	A+	3,732,992
1,000	5.500%, 12/01/26 – FGIC Insured	No Opt. Call	A+	1,243,470
4,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	4,028,320
5,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	1/18 at 100.00	AA+	5,327,800
510	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AA+	532,731
	AMBAC Insured
5,250	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/28 – NPFG Insured	4/13 at 100.00	A	5,266,170
2,000	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/14 at 100.00	AA–	2,036,420
	Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
1,825	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A2	2,007,737
	Series 2005A, 5.250%, 1/01/26 – NPFG Insured
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	8,151,439
1,780	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding	7/13 at 100.00	Aa1 (4)	1,815,600
	Series 2003A, 5.000%, 7/01/33 (Pre-refunded 7/01/13)
10,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series	12/15 at 100.00	AAA	11,038,200
	2006, 5.000%, 12/01/42 (UB)
1,750	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007,	No Opt. Call	AA–	1,955,310
	5.000%, 3/15/26
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A+	3,348,540
5,365	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	6,226,619
	6.000%, 5/15/39
1,925	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A,	11/17 at 100.00	A	2,128,184
	5.750%, 11/15/37
5,550	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	5,982,678
	Centers, Series 2008A, 5.500%, 8/15/30
2,160	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	4/13 at 100.00	BBB	2,165,011
	5.250%, 8/01/17 – AMBAC Insured
5,090	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	4/13 at 100.00	Baa2	5,106,390
	Series 2002, 5.625%, 1/01/28
	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General
	Obligation Bonds, Series 2005B:
10,230	0.000%, 1/01/22 – AGM Insured	1/15 at 70.63	A1	6,792,822
6,780	0.000%, 1/01/24 – AGM Insured	1/15 at 63.44	A1	4,010,777
1,975	Lake County Community High School District 127, Grayslake, Illinois, General Obligation Bonds,	No Opt. Call	AAA	1,975,000
	Series 2002A, 9.000%, 2/01/13 – FGIC Insured
2,330	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	2,549,742
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,500	0.000%, 6/15/25 – NPFG Insured	6/22 at 101.00	AAA	6,102,785
3,700	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AAA	1,789,616
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AAA	1,063,474
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	AAA	3,508,408
2,080	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.250%, 2/01/34	2/20 at 100.00	AA–	2,322,715
3,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22 –	3/17 at 100.00	A	3,251,370
	NPFG Insured
2,685	Sterling, Whiteside County, Illinois, General Obligation Bonds, Recovery Zone Facility Series	5/20 at 100.00	AA–	3,037,567
	2010A, 5.250%, 5/01/31 – AGM Insured
128,245	Total Illinois			112,072,989
	Indiana – 3.0% (2.0% of Total Investments)
4,030	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	AA	4,456,898
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
5,000	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	5,098,900
	2012A, 4.000%, 5/01/35
6,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	6,720,000
	5.250%, 12/01/38
2,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,703,400
	NPFG Insured
1,890	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series	7/15 at 100.00	AA+	2,043,203
	2005, 5.000%, 7/15/26 – AGM Insured
19,420	Total Indiana			21,022,401
	Iowa – 0.9% (0.6% of Total Investments)
970	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,022,041
	5.000%, 7/01/19
5,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	5,001,450
	5.600%, 6/01/34
5,970	Total Iowa			6,023,491
	Kansas – 1.1% (0.7% of Total Investments)
4,000	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	4,148,280
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
600	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/16 at 100.00	A1	622,872
	4.625%, 10/01/31
4,770	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB+	3,150,203
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
9,370	Total Kansas			7,921,355
	Kentucky – 0.1% (0.1% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,107,030
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
	Louisiana – 1.4% (0.9% of Total Investments)
1,635	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	BBB (4)	1,748,240
	2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured
7,850	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	4/13 at 100.00	A–	8,006,922
	Series 2001B, 5.875%, 5/15/39
9,485	Total Louisiana			9,755,162
	Maryland – 1.0% (0.7% of Total Investments)
4,410	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	4,557,162
	Development, Residential Revenue Bonds, Series 2007D, 4.900%, 9/01/42 (Alternative Minimum Tax)
2,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	2,870,600
	5.500%, 2/01/16
6,910	Total Maryland			7,427,762
	Massachusetts – 1.1% (0.7% of Total Investments)
2,500	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2004A, 5.000%, 7/01/28	7/14 at 100.00	AA+ (4)	2,668,750
	(Pre-refunded 7/01/14)
1,500	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	4/13 at 100.00	BBB	1,501,620
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured
120	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	131,809
	5.000%, 8/15/30
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
385	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	Aa1 (4)	430,345
2,495	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	Aa1 (4)	2,788,861
7,000	Total Massachusetts			7,521,385
	Michigan – 4.7% (3.1% of Total Investments)
1,975	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	2,142,362
	Refunding Senior Lien Series 2012A, 5.000%, 7/01/32
	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Refunding Senior
	Lien Series 2006D:
4,000	5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA–	4,190,880
5,000	4.625%, 7/01/32 – AGM Insured	7/16 at 100.00	AA–	5,113,950
3,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	3,316,200
	4.500%, 11/01/23
2,435	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA–	2,456,428
	7/01/23 – AGM Insured
1,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 6.000%,	No Opt. Call	A+	1,064,870
	7/01/14 – NPFG Insured
725	Detroit, Michigan, Water Supply System Revenue Bonds, Series 2004A, 5.250%, 7/01/18 –	7/16 at 100.00	BBB	803,191
	NPFG Insured
5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A	5,727,900
	Refunding Series 2009, 5.750%, 11/15/39
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	3,178,405
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,472,863
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
3,795	Utica Community Schools, Macomb County, Michigan, General Obligation Bonds, Series 2004,	11/13 at 100.00	AA (4)	3,931,203
	5.000%, 5/01/19 (Pre-refunded 11/01/13)
31,130	Total Michigan			33,398,252
	Minnesota – 0.5% (0.3% of Total Investments)
930	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	4/13 at 100.00	A	933,692
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
2,410	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AA–	2,830,521
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured
3,340	Total Minnesota			3,764,213
	Mississippi – 0.8% (0.6% of Total Investments)
5,900	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/13 at 100.00	BBB	5,918,231
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 1.0% (0.7% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	4,718,198
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AA–	2,369,150
13,150	Total Missouri			7,087,348
	Nebraska – 1.8% (1.2% of Total Investments)
11,690	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	Aa3	12,494,623
	5.000%, 2/01/35 – AMBAC Insured
	Nevada – 5.0% (3.3% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	17,502,900
11,615	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	13,008,916
	International Airport, Series 2010A, 5.250%, 7/01/42
3,760	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/15 at 33.61	BBB	868,673
2,500	Reno, Neveda, Health Facility Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.968%,	7/17 at 100.00	AA+	3,776,800
	7/01/31 – BHAC Insured (IF) (5)
32,875	Total Nevada			35,157,289
	New Hampshire – 0.5% (0.3% of Total Investments)
3,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	3,385,530
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 2.4% (1.6% of Total Investments)
18,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 35.47	BBB+	5,492,400
	Care System, Refunding Series 2006B, 0.000%, 7/01/37
5,065	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B,	1/17 at 100.00	A+	4,838,898
	0.000%, 1/01/35 – AMBAC Insured
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	Aa2	1,906,590
	9/01/25 – NPFG Insured
1,800	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	Aaa	1,837,098
	Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	2,725,830
	Series 2007-1A, 5.000%, 6/01/41
31,265	Total New Jersey			16,800,816
	New York – 9.5% (6.2% of Total Investments)
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,544,900
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45
2,460	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AA– (4)	2,645,041
	Hospital Project, Series 2007, 5.250%, 8/15/26 (Pre-refunded 8/15/14) – AGM Insured
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,266,140
	2011A, 5.250%, 2/15/47
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A	3,273,630
	5.000%, 12/01/35
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	A	3,002,575
	Series 2012F, 5.000%, 11/15/26
3,500	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	4,325,160
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/30
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	1,301,534
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	4/13 at 100.00	AA	5,023
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
20	5.000%, 8/01/17	4/13 at 100.00	AA	20,078
150	5.750%, 8/01/18	4/13 at 100.00	AA	151,790
25,805	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series	No Opt. Call	AA	25,907,704
	2012A, 2.500%, 4/01/13
8,550	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	9,896,198
	Terminal LLC Project, Eighth Series 2010, 5.500%, 12/01/31
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
2,475	6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	BBB	2,708,615
10,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	4/13 at 100.00	BBB	10,004,100
68,715	Total New York			67,052,488
	North Carolina – 4.3% (2.8% of Total Investments)
1,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA+ (4)	2,070,981
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
17,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	18,520,310
	2005A, 5.000%, 10/01/41
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	3,366,960
	5.250%, 1/01/20 – AMBAC Insured
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA–	4,220,920
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA–	2,186,292
	5.750%, 1/01/39 – AGC Insured
27,800	Total North Carolina			30,365,463
	North Dakota – 0.3% (0.2% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	1,843,320
	6.000%, 11/01/28
	Ohio – 8.2% (5.4% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
4,415	5.375%, 6/01/24	6/17 at 100.00	B–	4,176,149
1,340	5.125%, 6/01/24	6/17 at 100.00	B–	1,242,381
1,695	5.875%, 6/01/30	6/17 at 100.00	B	1,554,332
6,215	5.750%, 6/01/34	6/17 at 100.00	B	5,555,589
4,300	6.000%, 6/01/42	6/17 at 100.00	BB+	3,930,630
4,750	5.875%, 6/01/47	6/17 at 100.00	B	4,295,710
3,110	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	2,957,081
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	BBB+	6,588,240
	5.250%, 11/01/29
2,000	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24	6/14 at 100.00	A+ (4)	2,132,680
	(Pre-refunded 6/01/14) – FGIC Insured
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AA+	10,718,900
	4.250%, 12/01/32 – AGM Insured (UB)
5,500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	6,366,250
	Project, Series 2009E, 5.625%, 10/01/19
7,500	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	8,736,900
	Obligated Group, Series 2009A, 5.500%, 1/01/39
56,825	Total Ohio			58,254,842
	Oklahoma – 0.3% (0.2% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,894,375
	Center, Series 2008B, 5.250%, 8/15/38
	Pennsylvania – 5.5% (3.6% of Total Investments)
3,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh	8/19 at 100.00	Aa3	3,391,170
	Medical Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
5,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	4/13 at 100.00	Ba1	5,003,800
	Refunding Bonds, Series 1997A, 6.200%, 7/01/19
6,975	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	6,864,795
	Bonds, Series 2010A, 0.000%, 12/01/34
10,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA	10,626,400
	6/01/33 – AGM Insured
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	13,048,086
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
36,865	Total Pennsylvania			38,934,251
	Puerto Rico – 5.8% (3.8% of Total Investments)
3,330	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB	3,442,288
	6.000%, 7/01/44
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 –	No Opt. Call	BBB+	1,054,460
	FGIC Insured
8,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	BBB+	8,334,960
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA–	4,409,091
	4.500%, 12/01/23
8,200	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	Aaa	8,493,970
	4.500%, 12/01/23 (Pre-refunded 12/01/13)
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	11,017,600
	2009A, 6.000%, 8/01/42
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,551,748
	2010C, 5.250%, 8/01/41
39,140	Total Puerto Rico			41,304,117
	Rhode Island – 1.3% (0.9% of Total Investments)
5,815	Rhode Island Convention Center Authority, Lease Revenue Bonds, Series 2003A, 5.000%, 5/15/18 –	5/13 at 100.00	AA–	5,894,084
	AGM Insured
3,310	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	4/13 at 100.00	BBB–	3,409,267
	Series 2002A, 6.250%, 6/01/42
9,125	Total Rhode Island			9,303,351
	South Carolina – 1.3% (0.8% of Total Investments)
1,900	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	BBB (4)	2,041,075
	Series 2004A, 5.250%, 8/15/34 (Pre-refunded 8/15/14) – NPFG Insured
870	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	Aa3 (4)	887,478
	System, Series 2003A, 5.000%, 1/01/20 (Pre-refunded 7/01/13) – AMBAC Insured
	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric
	System, Series 2003A:
2,690	5.000%, 1/01/20 – AMBAC Insured	7/13 at 100.00	AA–	2,740,491
3,285	5.000%, 1/01/27 – AMBAC Insured	7/13 at 100.00	AA–	3,344,229
8,745	Total South Carolina			9,013,273
	Tennessee – 0.7% (0.5% of Total Investments)
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	7/13 at 100.00	BBB+	5,070,350
	Bonds, East Tennessee Children’s Hospital, Series 2003A, 5.000%, 7/01/23 – RAAI Insured
	Texas – 14.0% (9.2% of Total Investments)
2,500	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	4/13 at 100.00	N/R	2,347,900
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax) (6)
2,845	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds,	8/15 at 100.00	AAA	3,126,484
	Refunding School Building Series 2005, 5.000%, 8/15/34
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series	No Opt. Call	AA–	471,510
	2002, 0.000%, 8/15/32 – FGIC Insured
1,500	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	1,762,155
	5.750%, 1/01/31
15,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	15,506,100
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas,	No Opt. Call	Aaa	2,018,075
	General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
20	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding	No Opt. Call	AAA	21,261
	Series 2004, 5.000%, 8/15/33
2,180	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding	8/14 at 100.00	N/R (4)	2,338,181
	Series 2004, 5.000%, 8/15/33 (Pre-refunded 8/15/14)
	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006:
3,950	0.000%, 8/15/30	8/16 at 49.21	Aaa	1,809,416
4,000	0.000%, 8/15/31	8/16 at 46.64	Aaa	1,728,840
3,070	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	3,428,822
	NPFG Insured
1,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	683,256
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
2,400	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A,	7/18 at 100.00	AA–	2,780,376
	5.500%, 7/01/39
1,390	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Refunding	No Opt. Call	AAA	1,430,519
	Series 2011B, 3.000%, 2/15/14
9,350	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 39.49	AA–	3,538,227
	Bonds, Series 2005, 0.000%, 8/15/32 – FGIC Insured
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 35.27	AAA	2,065,980
	Bonds, Series 2006, 0.000%, 8/15/33
9,655	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	4/13 at 100.00	AA–	9,670,448
	Corporation, Series 2003B, 5.000%, 5/15/31 – AGM Insured
3,525	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds,	8/16 at 100.00	Aaa	3,974,402
	Series 2007, 5.000%, 8/15/34
5,250	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	2/15 at 100.00	Aaa	5,653,253
	2005, 5.000%, 2/15/34
4,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	A2	4,482,120
	Series 2008I, 0.000%, 1/01/43
2,125	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D,	No Opt. Call	AA–	1,183,073
	0.000%, 1/01/28 – AGC Insured
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	A+	5,114,600
	Series 2004, 6.000%, 12/01/34
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bonds, Series	2/17 at 100.00	AA–	4,405,086
	2007, Residuals 1760-3, 17.104%, 2/15/36 (IF)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	3,273,127
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
7,925	5.000%, 12/15/28	No Opt. Call	A3	8,677,875
1,600	5.000%, 12/15/32	No Opt. Call	A3	1,734,080
955	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	No Opt. Call	A–	1,056,029
	Refunding Series 2012A, 5.000%, 8/15/41
5,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 36.81	AAA	1,748,350
	Series 2005, 0.000%, 8/15/34
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/23	8/15 at 67.10	AAA	1,948,440
2,000	0.000%, 8/15/24	8/15 at 63.56	AAA	1,228,500
115,640	Total Texas			99,206,485
	Utah – 0.7% (0.5% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,324,690
1,695	West Valley City Municipal Building Authority, Salt Lake County, Utah, Lease Revenue Bonds,	8/16 at 100.00	A+	1,872,094
	Series 2006A., 4.500%, 8/01/23 – FGIC Insured
4,695	Total Utah			5,196,784
	Virginia – 3.7% (2.5% of Total Investments)
900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A–	1,011,843
	System Obligated Group, Series 2013, 5.000%, 11/01/30
21,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds, Series	10/26 at 100.00	AA–	21,437,220
	2009C, 0.000%, 10/01/41 – AGC Insured
3,600	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	3,943,152
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
26,000	Total Virginia			26,392,215
	Washington – 4.7% (3.1% of Total Investments)
2,755	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater	No Opt. Call	A1	3,014,438
	Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured
1,830	Kennewick Public Facilities District, Washington, Sales Tax Revenue Bonds, Series 2003,	6/13 at 100.00	A1 (4)	1,859,445
	5.000%, 12/01/20 (Pre-refunded 6/01/13) – AMBAC Insured
3,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005,	6/15 at 100.00	Aa1 (4)	3,320,160
	5.000%, 6/01/24 (Pre-refunded 6/01/15) – NPFG Insured
8,000	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System,	5/18 at 100.00	AA–	8,730,800
	Series 2008A, 5.250%, 8/15/34 – AGM Insured
10,165	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	A3	10,408,858
	Series 2002, 6.500%, 6/01/26
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%,	No Opt. Call	AA+	5,748,570
	6/01/28 – FGIC Insured
34,750	Total Washington			33,082,271
	Wisconsin – 2.6% (1.7% of Total Investments)
1,830	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	1,863,965
	Healthcare, Series 2006, 4.750%, 5/01/25
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,
	Series 2012B:
1,000	5.000%, 2/15/27	2/22 at 100.00	A–	1,125,665
1,000	5.000%, 2/15/28	2/22 at 100.00	A–	1,118,236
10,070	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	12,171,911
	5.750%, 5/01/33
2,495	Wisconsin State, General Obligation Bonds, Series 2011B, 5.000%, 5/01/13	No Opt. Call	AA	2,525,090
16,395	Total Wisconsin			18,804,867
	Wyoming – 0.7% (0.4% of Total Investments)
4,080	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	4,683,677
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
$ 1,181,085	Total Municipal Bonds (cost $972,293,537)			1,069,717,658

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.1% (0.0% of Total Investments)
	Transportation – 0.1% (0.0% of Total Investments)
$ 593	Las Vegas Monorail Company, Senior Interest Bonds (7), (10)	5.500%	7/15/19	N/R	$ 427,778
178	Las Vegas Monorail Company, Senior Interest Bonds (7), (10)	1.000%	6/30/55	N/R	73,852
$ 771	Total Corporate Bonds (cost $0)				501,630

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Short-Term Investments – 0.7% (0.5% of Total Investments)
	Texas – 0.7% (0.5% of Total Investments)
$ 5,000	Harris County, Texas, Tax Anticipation Notes, Variable Rate Demand Obligations, Series 2012,
	1.500%, 2/28/13 (8)	No Opt. Call	SP-1+	$ 5,005,600
	Total Short-Term Investments (cost $5,004,976)			5,005,600
	Total Investments (cost $977,298,513) – 151.9%			1,075,224,888
	Floating Rate Obligations – (4.9)%			(34,730,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (49.6)% (9)			(350,900,000)
	Other Assets Less Liabilities – 2.6%			18,132,570
	Net Assets Applicable to Common Shares – 100%			$ 707,727,458

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

    Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

    Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

    Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,069,717,658	$ —	$1,069,717,658
Corporate Bonds	—	—	501,630	501,630
Short-Term Investments:
Municipal Bonds	—	5,005,600	—	5,005,600
Total	$ —	$1,074,723,258	$501,630	$1,075,224,888

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $941,562,060.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$100,806,477
Depreciation	(1,875,267)
Net unrealized appreciation (depreciation) of investments	$ 98,931,210

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1)
defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the
Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.6%.
(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Market Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013